Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.5%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,115	$1,330
3.000%, 8/15/48	4,100	5,383
2.000%, 2/15/50	975	1,057
1.375%, 8/15/50	1,595	1,490
U.S. Treasury Notes
2.250%, 3/31/21	595	598
0.125%, 5/31/22	825	825
0.250%, 5/31/25	800	798
2.875%, 8/15/28	1,460	1,695
2.625%, 2/15/29	585	671
1.500%, 2/15/30	2,155	2,279
Total U.S. Government Securities (Identified Cost $14,393)		16,126

Municipal Bonds—2.3%
California—1.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	255
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	940
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	159
		1,354

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	219
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	32
Texas—0.6%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	261
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	87
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	210
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	101
		659

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	308
Total Municipal Bonds (Identified Cost $2,318)		2,572

Foreign Government Securities—1.7%
Emirate of Dubai RegS 5.250%, 1/30/43(1)	200	235
	Par Value	Value

Foreign Government Securities—continued
Federative Republic of Brazil 3.875%, 6/12/30	$210	$222
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	200	221
Oman Government International Bond 144A 7.375%, 10/28/32(2)	205	226
Republic of South Africa 4.850%, 9/27/27	210	227
Republic of Turkey 7.375%, 2/5/25	280	312
State of Qatar 144A 4.400%, 4/16/50(2)	200	260
United Mexican States 2.659%, 5/24/31	225	230
Total Foreign Government Securities (Identified Cost $1,884)		1,933

Mortgage-Backed Securities—25.0%
Agency—2.4%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	11	12
Pool #535371 6.500%, 5/1/30	—	1
Pool #590108 7.000%, 7/1/31	5	5
Pool #880117 5.500%, 4/1/36	23	27
Pool #938574 5.500%, 9/1/36	72	85
Pool #909092 6.000%, 9/1/37	12	14
Pool #909220 6.000%, 8/1/38	115	135
Pool #986067 6.000%, 8/1/38	4	4
Pool #AA7001 5.000%, 6/1/39	291	338
Pool #CA4128 3.000%, 9/1/49	159	167
Pool #MA3803 3.500%, 10/1/49	159	168
Pool #CA4978 3.000%, 1/1/50	600	631
Pool #MA3905 3.000%, 1/1/50	1,059	1,110
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	13	15
		2,712

Non-Agency—22.6%
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(2)(3)	219	220
2019-D, A1 144A 2.956%, 9/25/65(2)(3)	283	286
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	335	363
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-SFR1, A 144A 3.467%, 4/17/52(2)	$202	$217
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	138
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	112
2020-SFR1, B 144A 2.120%, 4/17/37(2)	255	259
2020-SFR2, C 144A 2.533%, 7/17/37(2)	100	103
2020-SFR2, D 144A 3.282%, 7/17/37(2)	100	104
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(3)	142	145
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	128	129
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 1.932%, 5/25/50(2)(3)	376	377
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(3)	202	205
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	101	104
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	101	104
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(3)	27	29
2005-1, 1A1 5.500%, 2/25/35	44	46
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	29	30
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	168
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	100	108
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	105
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 1.409%, 10/15/36(2)(3)	161	161
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	245	255
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	196	199
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.377%, 5/25/34(3)	74	73
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.079%, 12/15/36(2)(3)	200	200
2015-GC27, A4 2.878%, 2/10/48	245	258
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(2)(3)	132	134
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	155	156
	Par Value	Value

Non-Agency—continued
2020-1, A1 144A 2.488%, 2/25/50(2)(3)	$69	$70
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(3)	209	210
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	208
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(2)	330	331
2018-2, A 144A 4.026%, 11/15/52(2)	110	118
2019-3, C 144A 3.265%, 10/15/52(2)	220	226
2020-1, A1 144A 1.832%, 3/15/50(2)	270	274
2020-3, A 144A 1.358%, 8/15/53(2)	209	211
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.139%, 5/15/36(2)(3)	370	371
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)	351	361
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(3)	142	143
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(3)	72	74
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.303%, 3/15/35(2)(3)	223	220
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(2)	100	101
2020-SFR2, B 144A 1.567%, 10/19/37(2)	425	422
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(3)	164	167
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(3)	35	36
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	34	35
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	77	79
2019-H1, A1 144A 2.657%, 10/25/59(2)(3)	136	139
2020-H1, A1 144A 2.310%, 1/25/60(2)(3)	259	263
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	107	109
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	255	257
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	245	273
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	212	209
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(2)(3)	235	241
2019-1, A1 144A 3.454%, 1/25/59(2)(3)	99	100

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	$43	$45
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	130	133
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	222	231
2017-1, A2 144A 3.500%, 1/25/47(2)(3)	154	158
2017-3, 2A2 144A 2.500%, 8/25/47(2)(3)	63	65
2017-5, A1 144A 3.128%, 10/26/48(2)(3)	132	135
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.959%, 5/15/36(2)(3)	215	215
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	195	197
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(2)(3)	85	85
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(2)(3)	100	107
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	289	309
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(3)	175	190
2019-1, M2 144A 3.500%, 10/25/69(2)(3)	155	169
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	386
2015-C22, AS 3.561%, 4/15/48	310	334
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	95	101
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	70	74
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	58	62
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	152	170
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	135	146
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	176	191
2018-2A, A1 144A 4.500%, 2/25/58(2)(3)	225	243
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(3)	182	185
2020-1A, A1B 144A 3.500%, 10/25/59(2)(3)	278	297
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(3)	42	42
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	83	87
	Par Value	Value

Non-Agency—continued
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(3)	$157	$160
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(2)(3)	302	303
2020-2, A1 144A 3.671%, 8/25/25(2)(3)	137	139
2020-3, A1 144A 2.857%, 9/25/25(2)(3)	383	387
2020-6, A1 144A 2.363%, 11/25/25(2)(3)	408	408
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(2)(3)	315	315
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(2)	100	101
2019-SFR2, A 144A 3.147%, 5/17/36(2)	333	344
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	239
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	276	281
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(3)	441	453
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(2)(3)	276	277
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(2)(3)	44	44
2019-2, A1 144A 2.913%, 5/25/59(2)(3)	178	181
SBA Tower Trust 144A 1.884%, 1/15/26(2)	205	211
Sequoia Mortgage Trust 2013-8, B1 3.512%, 6/25/43(3)	66	68
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(2)(3)	236	239
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(3)	168	170
Towd Point Mortgage Trust
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	220	228
2016-3, M1 144A 3.500%, 4/25/56(2)(3)	525	557
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	100	109
2017-4, A2 144A 3.000%, 6/25/57(2)(3)	335	361
2017-6, A2 144A 3.000%, 10/25/57(2)(3)	310	330
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	600	670
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	17	17
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	233	250
2019-2, A2 144A 3.750%, 12/25/58(2)(3)	190	210
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	165	171

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(2)(3)	$473	$473
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	197	199
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	197
2020-SFR2, D 144A 2.281%, 11/17/39(2)	210	207
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	202
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(2)(3)	142	142
2020-NPL1, A1 144A 3.671%, 8/25/50(2)(3)	61	61
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	59	59
2019-NPL7, A1A 144A 3.179%, 10/25/49(2)(3)	131	131
2020-NPL2, A1A 144A 2.981%, 2/25/50(2)(3)	201	202
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(2)(3)	283	283
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(2)(3)	240	250
2018-3, A1 144A 4.108%, 10/25/58(2)(3)	57	58
2019-2, A1 144A 3.211%, 5/25/59(2)(3)	108	109
2019-INV2, A1 144A 2.913%, 7/25/59(2)(3)	269	276
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	83	84
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	263	264
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	103
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(3)	232	239
		25,155

Total Mortgage-Backed Securities (Identified Cost $27,259)		27,867

Asset-Backed Securities—9.7%
Automobiles—5.3%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(2)	59	59
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	129	131
2019-2, C 144A 3.170%, 6/12/25(2)	220	224
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	216
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	$200	$201
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(2)	270	282
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	187
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	235
2019-3A, D 144A 3.040%, 4/15/25(2)	240	248
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	265	268
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	245
DT Auto Owner Trust
2019-2A, B 144A 2.990%, 4/17/23(2)	215	217
2019-2A, C 144A 3.180%, 2/18/25(2)	295	301
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(2)	138	139
2019-2A, C 144A 3.300%, 3/15/24(2)	225	230
2019-4A, C 144A 2.440%, 9/16/24(2)	285	291
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(2)	260	270
2020-3, C 144A 1.730%, 9/15/26(2)	260	266
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(2)	260	267
2019-4A, C 144A 3.060%, 8/15/25(2)	260	271
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	240	250
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(2)	37	37
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	145	148
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	156	157
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	240	246
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(2)	215	219
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	272
		5,877

Credit Card—0.6%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	410	414

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	$305	$307
		721

Other—3.6%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	76	78
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	259	265
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	215	216
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	180	185
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	45	46
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(2)	116	120
FREED ABS Trust 2020-3FP, A 144A 2.400%, 9/20/27(2)	165	165
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	245	262
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	278
MVW LLC
2019-2A, A 144A 2.220%, 10/20/38(2)	212	219
2020-1A, A 144A 1.740%, 10/20/37(2)	186	190
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	158	164
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	200	205
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	131	131
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	112	113
2020-1A, A 144A 1.710%, 2/20/25(2)	293	293
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	180	182
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(2)	250	250
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	160	165
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	65	65
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	236	255
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	172	180
		4,027

Student Loan—0.2%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	190	195
Total Asset-Backed Securities (Identified Cost $10,612)		10,820

	Par Value	Value

Corporate Bonds and Notes—35.4%
Communication Services—2.1%
ANGI Group LLC 144A 3.875%, 8/15/28(2)	$105	$107
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	221
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	160	171
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	100	81
144A 6.625%, 8/15/27(2)(4)	55	33
DISH DBS Corp. 5.000%, 3/15/23	95	98
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	225	231
Meredith Corp. 6.875%, 2/1/26	90	88
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	35	36
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	200	217
Telesat Canada 144A 6.500%, 10/15/27(2)	85	89
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	255	290
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(2)	300	347
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	110	119
Virgin Media Finance plc 144A 5.000%, 7/15/30(2)	200	208
		2,336

Consumer Discretionary—3.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	145	153
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	200	207
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	100	107
Block Financial LLC 3.875%, 8/15/30	245	265
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(2)	50	53
Dana, Inc. 5.375%, 11/15/27	190	201
Ford Motor Co. 9.000%, 4/22/25	206	253
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	95	89
General Motors Co. 6.800%, 10/1/27	150	193
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	31
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	195	206
Lear Corp. 3.800%, 9/15/27	250	280
M/I Homes, Inc. 4.950%, 2/1/28	190	201
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	165	168

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(2)	$200	$225
PulteGroup, Inc. 6.375%, 5/15/33	120	164
QVC, Inc. 4.375%, 3/15/23	145	152
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	134
144A 8.250%, 3/15/26(2)	70	76
144A 7.000%, 5/15/28(2)	35	38
Under Armour, Inc. 3.250%, 6/15/26	100	101
VF Corp. 2.400%, 4/23/25	152	162
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	170	178
		3,637

Consumer Staples—1.1%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	105	106
144A 3.500%, 3/15/29(2)	20	20
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	236
4.750%, 1/23/29	52	64
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	202
BAT Capital Corp. 4.906%, 4/2/30	240	290
Conagra Brands, Inc. 4.300%, 5/1/24	270	302
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(2)	5	5
		1,225

Energy—2.8%
Aker BP ASA 144A 2.875%, 1/15/26(2)	265	270
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	120	102
Boardwalk Pipelines LP 4.950%, 12/15/24	185	206
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(2)	80	84
CrownRock LP 144A 5.625%, 10/15/25(2)	115	117
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	25	27
144A 6.500%, 7/1/27(2)	30	34
HollyFrontier Corp. 5.875%, 4/1/26	210	235
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	456
Occidental Petroleum Corp. 5.500%, 12/1/25	5	5
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	100	106
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	137
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	407
	Par Value	Value

Energy—continued
Petroleos Mexicanos 7.690%, 1/23/50	$190	$192
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	200	230
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	147
4.200%, 3/15/28	80	92
Targa Resources Partners LP 5.875%, 4/15/26	185	196
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	39	33
		3,076

Financials—11.8%
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	163
Allstate Corp. (The) Series B 5.750%, 8/15/53	200	214
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	290
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	124	126
Athene Global Funding 144A 2.450%, 8/20/27(2)	265	275
Bank of America Corp.
3.004%, 12/20/23	285	300
4.200%, 8/26/24	448	503
(3 month LIBOR + 0.770%) 0.995%, 2/5/26(3)	225	226
Bank of Montreal 3.803%, 12/15/32	338	383
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	240	265
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	216
Brighthouse Financial, Inc.
3.700%, 6/22/27	38	41
5.625%, 5/15/30	163	201
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	214
Brookfield Finance, Inc. 4.250%, 6/2/26	370	430
Capital One Financial Corp.
4.200%, 10/29/25	200	228
3.750%, 7/28/26	225	255
Charles Schwab Corp. (The) Series H 4.000% (5)	275	289
Citadel LP 144A 4.875%, 1/15/27(2)	190	207
Citigroup, Inc.
3.200%, 10/21/26	371	415
(3 month LIBOR + 1.250%) 1.488%, 7/1/26(3)	600	610
Discover Bank 4.682%, 8/9/28	500	532
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	252
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	305	322
ICAHN Enterprises LP 6.250%, 5/15/26	225	238

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Jefferies Financial Group, Inc. 5.500%, 10/18/23	$170	$187
Jefferies Group LLC
5.125%, 1/20/23	39	43
4.850%, 1/15/27	115	134
JPMorgan Chase & Co. 2.956%, 5/13/31	495	543
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	150	147
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(2)	65	71
144A 4.569%, 2/1/29(2)	210	258
MetLife, Inc. Series G 3.850% (5)	280	295
Morgan Stanley
3.125%, 7/27/26	410	459
6.375%, 7/24/42	215	351
OneMain Finance Corp.
6.875%, 3/15/25	110	128
7.125%, 3/15/26	40	47
Prudential Financial, Inc.
5.875%, 9/15/42	85	91
5.625%, 6/15/43	270	290
Santander Holdings USA, Inc.
3.700%, 3/28/22	169	175
3.500%, 6/7/24	180	194
4.400%, 7/13/27	80	91
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	227
Synovus Financial Corp. 5.900%, 2/7/29	90	97
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	306
Trinity Acquisition plc 4.400%, 3/15/26	90	105
UBS AG 7.625%, 8/17/22	500	553
Voya Financial, Inc. 5.650%, 5/15/53	195	207
Wells Fargo & Co.
2.393%, 6/2/28	540	575
Series S 5.900%(5)	155	165
Zions Bancorp NA 3.250%, 10/29/29	250	263
		13,197

Health Care—2.0%
AdaptHealth LLC 144A 4.625%, 8/1/29(2)	15	15
Anthem, Inc. 2.875%, 9/15/29	185	206
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	70	75
Centene Corp. 4.625%, 12/15/29	80	89
DaVita, Inc. 144A 3.750%, 2/15/31(2)	125	127
HCA, Inc. 5.250%, 6/15/49	140	185
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	80	85
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	$75	$76
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	71
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	226
Royalty Pharma plc 144A 2.200%, 9/2/30(2)	198	203
Syneos Health, Inc. 144A 3.625%, 1/15/29(2)	30	30
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(2)	63	67
144A 7.500%, 4/1/25(2)	25	27
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	164
Universal Health Services, Inc. 144A 2.650%, 10/15/30(2)	273	283
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	230	263
		2,192

Industrials—3.2%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	296
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	200	200
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	215	233
Boeing Co. (The)
5.150%, 5/1/30	140	169
3.750%, 2/1/50	80	84
5.930%, 5/1/60	179	254
Flowserve Corp. 3.500%, 10/1/30	335	357
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	10	10
GFL Environmental, Inc. 144A 3.750%, 8/1/25(2)	170	173
Hillenbrand, Inc. 5.000%, 9/15/26	235	264
Howmet Aerospace, Inc. 6.875%, 5/1/25	205	242
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	318
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(2)	195	196
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	215	227
Standard Industries, Inc. 144A 4.375%, 7/15/30(2)	170	182
Stanley Black & Decker, Inc. 4.000%, 3/15/60	203	217
TransDigm, Inc. 5.500%, 11/15/27	155	163
		3,585

Information Technology—3.0%
Broadcom, Inc. 4.150%, 11/15/30	255	295

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Citrix Systems, Inc. 3.300%, 3/1/30	$365	$403
Dell International LLC 144A 8.100%, 7/15/36(2)	95	140
Flex Ltd. 3.750%, 2/1/26	191	214
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	299
HP, Inc. 3.400%, 6/17/30	320	356
Leidos, Inc. 144A 2.300%, 2/15/31(2)	295	300
Microchip Technology, Inc. 144A 4.250%, 9/1/25(2)	210	222
Motorola Solutions, Inc.
4.600%, 2/23/28	166	200
4.600%, 5/23/29	85	102
NCR Corp. 144A 5.250%, 10/1/30(2)	20	21
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	205	217
Seagate HDD Cayman 144A 3.375%, 7/15/31(2)	110	111
VMware, Inc. 3.900%, 8/21/27	235	265
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	155	164
		3,309

Materials—2.1%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	200	209
Avient Corp. 144A 5.750%, 5/15/25(2)	200	212
Celanese US Holdings LLC 3.500%, 5/8/24	240	260
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	165	178
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	275	283
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	290	325
Kraton Polymers LLC 144A 4.250%, 12/15/25(2)	30	31
Novelis Corp. 144A 4.750%, 1/30/30(2)	100	108
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(2)	215	221
Olin Corp. 5.625%, 8/1/29	225	244
Teck Resources Ltd. 6.125%, 10/1/35	215	277
		2,348

Real Estate—2.4%
Corporate Office Properties LP 3.600%, 5/15/23	295	312
EPR Properties 4.750%, 12/15/26	275	278
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	190	195
	Par Value	Value

Real Estate—continued
GLP Capital LP 5.750%, 6/1/28	$231	$274
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	190	200
iStar, Inc. 4.250%, 8/1/25	190	188
MPT Operating Partnership LP
5.000%, 10/15/27	80	85
4.625%, 8/1/29	45	48
3.500%, 3/15/31	185	191
Office Properties Income Trust 4.500%, 2/1/25	215	228
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	162
Service Properties Trust 4.950%, 2/15/27	245	246
Spirit Realty LP 3.200%, 2/15/31	275	292
		2,699

Utilities—1.6%
American Electric Power Co., Inc. 2.300%, 3/1/30	285	297
CenterPoint Energy, Inc. 3.850%, 2/1/24	95	104
DPL, Inc. 4.350%, 4/15/29	193	217
Edison International 4.125%, 3/15/28	265	295
Exelon Corp. 3.497%, 6/1/22	135	140
Southern Power Co. 4.150%, 12/1/25	255	292
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	105	110
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	110	124
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	230	261
		1,840

Total Corporate Bonds and Notes (Identified Cost $36,202)		39,444

Leveraged Loans(3)—6.1%
Aerospace—0.7%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	159	159
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.898%, 6/27/25	193	159
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	210	218
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	230	225
		761

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—0.4%
Gemini HDPE LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 12/11/27(6)	$65	$65
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.147%, 4/1/24	134	132
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.153%, 10/1/25	224	222
		419

Consumer Durables—0.2%
CP Atlas Buyer, Inc.
Tranche B-1 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	41	41
Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	14	14
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27	110	110
		165

Energy—0.1%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(6)	25	25
Buckeye Partners LP (1 month LIBOR + 2.750%) 2.897%, 11/1/26	45	45
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	76	75
		145

Financial—0.3%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	110	110
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	219	219
		329

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.895%, 1/15/27	45	44
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 3/31/25	68	67
		111

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.149%, 7/1/26	223	222
	Par Value	Value

Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	$25	$25
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	119	113
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.897%, 7/8/24	138	136
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	69	68
		342

Healthcare—0.7%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.898%, 11/27/25	26	26
(1 month LIBOR + 3.000%) 3.148%, 6/2/25	14	14
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	99	99
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	117	116
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	194	193
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 6/11/25	127	126
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	154	153
		727

Housing—0.3%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	75	75
LBM Acquisition LLC
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(6)(7)	2	2
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/17/27(6)	10	10
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	225	224
		311

Information Technology—0.5%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 9/19/24	104	104
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	213	212
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	185	185
Ultimate Software Group, Inc. (The) 2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	85	85
		586

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	$105	$105
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	20	20
Ingersoll-Rand Services Co. 2020, Tranche B-1 (3 month LIBOR + 1.750%) 1.897%, 3/1/27	20	19
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	119	117
		261

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 2.905%, 9/18/26	125	124
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.409%, 1/15/26	148	145
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	30	30
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(6)	35	35
		210

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 3.673%, 1/31/29	85	85
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 3.677%, 1/31/29	80	80
		165

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	64	64
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	70	70
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.147%, 3/9/27	138	137
		271

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	206	203
Retail—0.1%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.250%) 4.000%, 10/19/27	165	165
	Par Value	Value

Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.898%, 2/6/26	$279	$278
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.397%, 12/31/25	216	212
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	110	108
		598

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	128	119
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	92	92
		211

Utility—0.4%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	101	101
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	211	210
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.400%, 4/5/26	148	146
		457

Total Leveraged Loans (Identified Cost $6,803)		6,783

	Shares
Preferred Stocks—1.3%
Financials—1.1%
Discover Financial Services Series D, 6.125%	85(8)	96
Fifth Third Bancorp Series L, 4.500%	220(8)	234
JPMorgan Chase & Co. Series HH, 4.600%	86(8)	89
KeyCorp Series D, 5.000%	140(8)	152
MetLife, Inc. Series D, 5.875%	88(8)	101
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80(8)	83
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220(8)	240
Truist Financial Corp. Series Q, 5.100%	250(8)	286
		1,281

Industrials—0.2%
General Electric Co. Series D, 5.000%	231(8)	214
Total Preferred Stocks (Identified Cost $1,380)		1,495

Exchange-Traded Funds(9)—0.9%
iShares iBoxx High Yield Corporate Bond ETF	7,584	662

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Shares	Value

iShares JP Morgan USD Emerging Markets Bond ETF	2,935	$340
Total Exchange-Traded Funds (Identified Cost $989)		1,002

Total Long-Term Investments—96.9% (Identified Cost $101,840)		108,042

Short-Term Investments—0.4%
Money Market Mutual Fund(9)—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)	386,303	386
Total Money Market Mutual Fund (Identified Cost $386)		386

Securities Lending Collateral(9)—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	35,035	35
Total Securities Lending Collateral (Identified Cost $35)		35

Total Short-Term Investments (Identified Cost $421)		421

TOTAL INVESTMENTS—97.3% (Identified Cost $102,261)		$108,463
Other assets and liabilities, net—2.7%		2,976
NET ASSETS—100.0%		$111,439

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
WaMu	Washington Mutual
Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $48,083 or 43.1% of net assets.
(3)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
Canada	2
Cayman Islands	1
Mexico	1
Switzerland	1
United Kingdom	1
Netherlands	1
Other	2
Total	100%
† % of total investments as of December 31, 2020.

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,820	$—	$10,820
Corporate Bonds and Notes	39,444	—	39,444
Foreign Government Securities	1,933	—	1,933
Leveraged Loans	6,783	—	6,783
Mortgage-Backed Securities	27,867	—	27,867
Municipal Bonds	2,572	—	2,572
U.S. Government Securities	16,126	—	16,126
Equity Securities:
Preferred Stocks	1,495	—	1,495
Securities Lending Collateral	35	35	—
Exchange-Traded Funds	1,002	1,002	—
Money Market Mutual Fund	386	386	—
Total Investments	$108,463	$1,423	$107,040
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.